Private Placements	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Private Placements
Private Placements

Note 7—Private Placements

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet.

June 2011 Private Placement

On June 24, 2011 (the “Closing Date”), the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s Common Stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (collectively, the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s Common Stock, for proceeds to the Company of $3.0 million (the “June Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the Warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised (see Note 13).

On June 24, 2011, in connection with the closing of the June Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the Warrants issued in the June Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June Private Placement.  As of January 31, 2012 the Company was in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to our lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the Closing Date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants equal to 6% of the aggregate common stock issued in the June Private Placement, or 240,000 warrants.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.  The common stock is registered pursuant to an effective registration statement on Form S-1.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants are ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.  The estimated fair values of the derivative liabilities at January 31, 2012 are $2,270,934.

On the Closing Date, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company has revalued the derivative liability as of January 31, 2012, and will continue to do so on each subsequent balance sheet date until the securities to which the derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. On January 31, 2012, the total value of the derivative liabilities was $2,270,934.  The change in the estimated fair value of the derivative liabilities for the three and six months ended January 31, 2012 resulted in other expense and other income of $1,397,967 and $2,579,451, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of January 31, 2012 and July 31, 2012, using a Monte Carlo valuation model with the following assumptions:

	January 31, 2012	July 31, 2011
Closing price per share of common stock	0.76	0.93
Exercise price per share	1.20	1.20
Expected volatility	100.1%	91.6%
Risk-free interest rate	0.71%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.40	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models, as well as the probability of the Series C Warrant conditional exercise feature.

Note 7—Private Placements

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet.

June 2011 Private Placement

On June 24, 2011 (the “Closing Date”), the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s Common Stock at a purchase price of $0.75 per share, (the “Common Shares”) and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s Common Stock, for proceeds to the Company of $3.0 million.  After deducting for fees and expenses, the aggregate net proceeds from the sale of the Common Shares and the Warrants were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each Purchaser has been issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s Common Stock equal to 100% of the shares issued to such Purchaser pursuant to the Securities Purchase Agreement.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and have a term of exercise between eight and nineteen months, as further described therein.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each Purchaser (or its assigns) and have a term of exercise equal to five years.

On June 24, 2011, in connection with the closing of the private placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”).  Under the Registration Rights Agreement, the Company is required to file a registration statement within 30 days following such closing to register the resale of the Common Shares and the Warrant Shares.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June Private Placement.  As of July 31, 2011 we were in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to our lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the Closing Date of the private placement.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants equal to 6% of the aggregate Common Shares issued with the private placement, or 240,000 warrants.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the Common Stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of Common Stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the Common Stock.  As of July 31, 2011, the Common Stock is unregistered.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants are ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

The estimated fair values of the derivative liabilities at the Closing Date of the private placement and at July 31, 2011 are $3,808,590 and $4,850,385, respectively.

On the Closing Date, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company has revalued the derivative liability as of July 31, 2011, and will continue to do so on each subsequent balance sheet date until the securities to which to derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. On July 31, 2011, the total value of the derivative liabilities was $4,850,385.  The increase in the estimated fair value of the derivative liabilities for the year ended July 31, 2011 resulted in other expense of $1,041,795. Such increase in the estimated fair value was primarily due to the decrease in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued at the Closing Date of the private placement and at July 31, 2011 using a Monte Carlo valuation model with the following assumptions:

	June 24, 2011	July 31, 2011
Closing price per share of common stock	$0.77	$0.93
Exercise price per share	$1.20	$1.20
Expected volatility	90.9%	91.6%
Risk-free interest rate	1.40%	1.35%
Dividend yield	—	—
Floor price	$0.50	$0.50
Remaining expected term of underlying securities (years)	5	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models. Management also applied a discount for lack of marketability to the valuation of the derivative liabilities based on such trading restrictions due to the shares not being registered.